Note 9 - Debt, Credit Facility and Leases - Maturities of Finance Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Abstract]
2024, finance lease	$ 11,172
2025, finance lease	7,744
2026, finance lease	5,757
2027, finance lease	5,119
2028, finance lease	0
Total, finance lease	29,792
Less: effect of interest, finance lease	$ (2,977)
Finance lease, liability, statement of financial position [Extensible Enumeration]	Liabilities	Net finance lease obligation	Net finance lease obligation
Net finance lease obligation	$ 26,815	$ 20,900